Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Leases [Abstract]
Operating lease impairment charge				$ 0
Finance lease impairment charge				$ 0
Remeasurements of ROU assets	$ 3,369	$ 10,012	$ 3,754